Schedule of Contract Provisions Related to Policyholders' Account Balances (Detail) (Predecessor)	12 Months Ended
Dec. 31, 2014
Other investment contracts
Interest rate description	Interest rates used in establishing reserves range from 1.7% to 10.3%
Interest rate, low end	1.70%
Interest rate, high end	10.30%
Withdrawal/surrender charges	Withdrawal and surrender charges are based on the terms of the related interest-sensitive life insurance or fixed annuity contract
Fixed annuities
Interest rate description	Interest rates credited range from 0% to 8.8% fo immediate annuities; 0% to 7.0% for equity-indexed annuities (whose returns are indexed to the S&P 500); and 1.0% to 6.0% for all other products
Withdrawal/surrender charges	Either a declining or a level percentage charge generally over ten years or less. Additionally, approximately 18.7% of fixed annuities are subject to market value adjustment for discretionary withdrawals.
Term of withdrawal/surrender charges	10 years
Percentage of fixed annuities subject to market value adjustment for discretionary withdrawals	18.70%
Fixed annuities | Immediate annuities
Interest rate, low end	0.00%
Interest rate, high end	8.80%
Fixed annuities | Equity-indexed life
Interest rate, low end	0.00%
Interest rate, high end	7.00%
Fixed annuities | All other products
Interest rate, low end	1.00%
Interest rate, high end	6.00%
Interest-sensitive life insurance
Interest rate description	Interest rates credited range from 0% to 10.0% for equity-indexed life (whose returns are indexed to the S&P 500) and 2.6% to 6.0% for all other products
Withdrawal/surrender charges	Either a percentage of account balance or dollar amount grading off generally over 20 years
Term of withdrawal/surrender charges	20 years
Interest-sensitive life insurance | Equity-indexed life
Interest rate, low end	0.00%
Interest rate, high end	10.00%
Interest-sensitive life insurance | All other products
Interest rate, low end	2.60%
Interest rate, high end	6.00%